Risk Management and Derivatives (Classification on the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense | Interest rate cap | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	$ 0	$ 0	$ 0
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	(185)	(626)	(56)
Interest Expense | Interest rate swaps | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	(175)	(537)	(970)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	(32)	170	(6)
Earnings from equity investments | Interest rate cap | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	(4)	(13)	(9)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	(3)	(1)	0
Earnings from equity investments | Interest rate swaps | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	94	(528)	(753)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	(378)	(464)	(420)
Earnings from equity investments | Foreign exchange contracts | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	(167)	(124)	(471)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	0	0	0
Other Expense | Interest rate cap | Designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)			(2,984)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)			0
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)			(3,634)
Other Expense | Interest rate cap | Not designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain or (Loss) Recognized in Income	(1,080)	(3,671)	(1,347)
Other Expense | Foreign exchange contracts | Not designated as hedge
Derivative financial instruments on consolidated statements of operations
Amount of Gain or (Loss) Recognized in Income	$ 1,115	$ 2,403	$ 7,257